UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.7%
AUSTRALIA 8.7%
DIVERSIFIED 5.1%
BGP Holdings PLC (EUR)(a),(b)	4,151,319	$0
FKP Property Group	1,366,199	1,201,159
GPT Group	2,500,500	8,121,269
Mirvac Group	1,739,980	2,240,686
Stockland	3,039,739	11,664,808
		23,227,922
INDUSTRIAL 1.0%
Goodman Group	6,232,562	4,415,954
RETAIL 2.6%
Westfield Group	1,239,321	11,972,865
TOTAL AUSTRALIA		39,616,741
BRAZIL 1.3%
DIVERSIFIED 0.2%
PDG Realty SA Empreendimentos e Participacoes	193,946	1,088,136
OFFICE 0.9%
BR Properties SA	380,598	3,997,952
RESIDENTIAL 0.2%
MRV Engenharia e Participacoes SA	117,728	941,737
TOTAL BRAZIL		6,027,825
CANADA 4.3%
DIVERSIFIED 1.6%
Dundee Real Estate Investment Trust, 144A(c)	137,346	4,689,172
H&R Real Estate Investment Trust	103,288	2,343,823
		7,032,995
RESIDENTIAL 0.8%
Boardwalk REIT	76,175	3,780,071

	Number of Shares	Value
RETAIL 1.9%
Primaris Retail REIT	278,997	$6,129,589
RioCan REIT	91,095	2,392,242
		8,521,831
TOTAL CANADA		19,334,897
FINLAND 1.0%
DIVERSIFIED
Sponda Oyj	818,204	4,649,829
FRANCE 4.1%
DIVERSIFIED
Gecina SA	29,324	4,044,420
Unibail-Rodamco	68,149	14,762,364
		18,806,784
GERMANY 0.9%
OFFICE 0.2%
Alstria Office REIT AG	86,040	1,196,191
RESIDENTIAL 0.7%
Deutsche Wohnen AG(b)	210,816	3,041,461
TOTAL GERMANY		4,237,652
HONG KONG 13.9%
DIVERSIFIED 10.1%
Agile Property Holdings Ltd.	1,544,000	2,433,544
Glorious Property Holdings Ltd.	4,115,124	1,126,844
Guangzhou R&F Properties Co., Ltd. Class H	100	149
Hang Lung Properties Ltd.	1,540,000	6,721,433
KWG Property Holding Ltd.	3,042,026	2,463,796
New World Development Ltd.	1,106,982	1,958,215
Shimao Property Holdings Ltd.	2,163,500	3,053,941
Sun Hung Kai Properties Ltd.	1,077,912	17,072,431
Swire Pacific Ltd. Class A	233,500	3,428,107
Wharf Holdings Ltd.	1,090,624	7,543,253
		45,801,713

	Number of Shares	Value
HOTEL 0.2%
Shangri-La Asia Ltd.	431,459	$1,102,700
OFFICE 2.1%
Hongkong Land Holdings Ltd. (USD)	1,388,800	9,721,600
RESIDENTIAL 1.5%
China Overseas Land & Investment Ltd.	3,209,720	6,560,933
TOTAL HONG KONG		63,186,946
INDIA 0.5%
DIVERSIFIED
DLF Ltd.	229,131	1,396,520
Phoenix Mills Ltd.	185,930	767,151
		2,163,671
JAPAN 8.2%
DIVERSIFIED 7.3%
Mitsubishi Estate Co., Ltd.	626,000	10,588,868
Mitsui Fudosan Co., Ltd.	1,062,117	17,531,698
Nomura Real Estate Holdings	256,000	3,880,933
Tokyu Land Corp.	180,000	783,361
		32,784,860
OFFICE 0.7%
Japan Prime Realty Investment Corp.	99	267,317
Nippon Building Fund	243	2,366,314
Nomura Real Estate Office Fund	91	615,929
		3,249,560
RESIDENTIAL 0.2%
Advance Residence Investment	477	938,173
TOTAL JAPAN		36,972,593
NETHERLANDS 1.5%
RETAIL
Corio NV	97,576	6,825,730

	Number of Shares	Value
NORWAY 0.5%
OFFICE
Norwegian Property ASA(b)	1,173,059	$2,152,986
PHILIPPINES 0.9%
RETAIL
SM Prime Holdings	16,417,830	4,236,859
SINGAPORE 3.8%
DIVERSIFIED 2.1%
CapitaLand Ltd.	1,275,234	3,338,574
Global Logistic Properties Ltd.(b)	1,428,000	2,118,493
Keppel Land Ltd.	1,205,030	4,292,411
		9,749,478
INDUSTRIAL 0.4%
Ascendas REIT	1,013,000	1,588,734
OFFICE 0.8%
CapitaCommercial Trust	3,384,000	3,731,662
RETAIL 0.5%
CapitaMalls Asia Ltd.	1,624,172	2,293,555
TOTAL SINGAPORE		17,363,429
SWEDEN 1.6%
DIVERSIFIED
Castellum AB	152,315	2,215,263
Fabege AB	454,701	4,916,640
		7,131,903
UNITED KINGDOM 6.1%
DIVERSIFIED 3.8%
British Land Co., PLC	856,650	7,592,660
Hammerson PLC	1,050,925	7,534,256
Land Securities Group PLC	186,344	2,192,673
		17,319,589

	Number of Shares	Value
INDUSTRIAL 1.2%
Segro PLC	1,066,125	$5,498,540
OFFICE 1.1%
Great Portland Estates PLC	751,347	4,650,087
TOTAL UNITED KINGDOM		27,468,216
UNITED STATES 40.4%
DIVERSIFIED 1.7%
American Assets Trust	76,068	1,617,967
Forest City Enterprises(b)	321,399	6,051,943
		7,669,910
HEALTH CARE 3.1%
Health Care REIT	49,483	2,594,888
Ventas	211,360	11,476,848
		14,071,736
HOTEL 4.2%
Hersha Hospitality Trust	350,219	2,080,301
Host Hotels & Resorts	375,842	6,618,578
Hyatt Hotels Corp., Class A(b)	116,701	5,022,811
Sunstone Hotel Investors(b)	520,513	5,304,027
		19,025,717
INDUSTRIAL 2.5%
First Industrial Realty Trust(b)	124,640	1,481,969
ProLogis	625,655	9,997,967
		11,479,936
OFFICE 6.4%
BioMed Realty Trust	131,925	2,509,213
Boston Properties	92,959	8,817,161
Liberty Property Trust	245,463	8,075,733
Mack-Cali Realty Corp.	112,131	3,801,241
SL Green Realty Corp.	75,684	5,691,437
		28,894,785

	Number of Shares	Value
OFFICE/INDUSTRIAL 0.5%
PS Business Parks	35,506	$2,057,218
RESIDENTIAL—APARTMENT 9.7%
Apartment Investment & Management Co.	117,867	3,002,073
AvalonBay Communities	71,715	8,611,537
Equity Residential	276,132	15,576,606
Home Properties	5,396	318,094
Post Properties	189,600	7,441,800
UDR	361,638	8,813,118
		43,763,228
SELF STORAGE 1.7%
Public Storage	69,690	7,729,318
SHOPPING CENTER 9.9%
COMMUNITY CENTER 2.8%
Developers Diversified Realty Corp.	670,886	9,392,404
Kimco Realty Corp.	187,714	3,442,675
		12,835,079
REGIONAL MALL 7.1%
General Growth Properties	481,627	7,455,586
Simon Property Group	230,981	24,751,924
		32,207,510
TOTAL SHOPPING CENTER		45,042,589
SPECIALTY 0.7%
DuPont Fabros Technology	136,811	3,317,667
TOTAL UNITED STATES		183,052,104
TOTAL COMMON STOCK (Identified cost—$370,908,661)		443,228,165

		Number of Warrants	Value
WARRANTS 0.0%
HONG KONG
Henderson Land Development, Ltd., expire 6/1/11(b) (Identified cost—$0)		61,652	$3,725

		Number of Shares
SHORT-TERM INVESTMENTS 2.1%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.01%(d)		4,662,103	4,662,103
State Street Institutional Liquid Reserves Fund, 0.19%(d)		4,670,381	4,670,381
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,332,484)			9,332,484

			Value

TOTAL INVESTMENTS (Identified cost—$380,241,145)	99.8%		452,564,374

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		1,077,076

NET ASSETS	100.0%		$453,641,450

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)          Illiquid security.  Aggregate holdings equal 0.0% of net assets of the Fund.

(b)         Non-income producing security.

(c)          Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.0% of net assets of the Fund, 0.0% of which are illiquid.

(d)         Rate quoted represents the seven day yield of the fund.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)*
Common Stock — Singapore — Industrial	$1,588,734	$—	$1,588,734	$—
Common Stock — All Other	441,639,431	441,639,431	—	—
Warrants	3,725	3,725	—	—
Money Market Funds	9,332,484	—	9,332,484	—
Total Investments	$452,564,374	$441,643,156	$10,921,218	$—

* BGP Holdings PLC was acquired via a spinoff and has been fair valued at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$76,657,091
Gross unrealized depreciation	(4,333,862)
Net unrealized appreciation	$72,323,229
Cost for federal income tax purposes	$380,241,145

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2011